Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details)	Dec. 31, 2020	Dec. 31, 2019
Year End RMB: US$ Exchange Rate [Member]
Foreign exchange rate	6.52765	6.96676
Annual Average RMB: US$ Exchange Rate [Member]
Foreign exchange rate	6.99410	6.89955